Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net

8. PROPERTY AND EQUIPMENT, NET

The components of property and equipment, net as of December 31, 2013 and 2012, consisted of the following:

	2013	2012
Land	$286,200	$286,200
Land improvements	259,722	238,860
Buildings	537,532	468,647
Rides, attractions and equipment	1,173,746	1,100,423
Animals	157,160	161,194
Construction in process	71,445	88,237
Less accumulated depreciation	(714,305)	(568,918)

Total property and equipment, net	$1,771,500	$1,774,643

Depreciation expense was approximately $159,700, $161,700 and $209,300 for the years ended December 31, 2013, 2012 and 2011, respectively.